Stock-based Compensation (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 2.36	$ 3.92	$ 1.19
Weighted-Average Exercise Price, Granted	0.76	2.23	8.47
Weighted-Average Exercise Price, Exercised	0.00	.29	0.00
Weighted-Average Exercise Price, Forfeited/cancelled/expired	2.21	7.42	0.00
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	1.93	2.36	$ 3.92
Weighted-Average Exercise Price, Vested and exercisable at December 31, 2015	$ 3.66	$ 3.59
Shares Issuable Under Options
Options Outstanding, Beginning	3,243,041	242,893	152,017
Options Outstanding, Granted	1,346,000	3,015,850	90,876
Options Outstanding, Exercised	0	(2,779)	0
Options Outstanding, Forfeited/cancelled/expired	(93,337)	(12,923)	0
Options Outstanding, End	4,495,704	3,243,041	242,893
Options Outstanding, Vested and exercisable at December 31, 2015	179,437	178,001